ACQUISITIONS - Pro Forma Information (Details) - RideNow - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Pro forma revenue from continuing operations	$ 1,482,648	$ 1,339,412
Pro forma net income (loss) from continuing operations	$ (233,348)	$ 50,425
Net income (loss) per share-basic (in dollars per share)	$ (14.59)	$ 3.15
Weighted-average number of shares - basic (in shares)	15,994,713	15,994,713
Net income (loss) per share-fully diluted (in dollars per share)	$ (14.59)	$ 3.15
Weighted-average number of shares - fully diluted (in shares)	15,994,713	15,994,713